UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 06/30/2009

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay LLC
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    07/30/2009


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay LLC and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   82

 Form 13F Information Table Value Total:   209243 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Allergan Inc                  COM               018490102      3914    82270 SH       DEFINED  1            82270        0      0
 American Express              COM               025816109      1301    56000 SH       DEFINED  1            56000        0      0
 Apache Corp                   COM               037411105      6342    87894 SH       DEFINED  1            87894        0      0
 Barclays plc ADR              COM               06738E204       674    36540 SH       DEFINED  1            36540        0      0
 Taiwan Semiconductor ADR      COM               874039100      1136   120700 SH       OTHER    1, 2         81974    38726      0
 Fedex Corporation             COM               31428X106      2737    49215 SH       DEFINED  1            49215        0      0
 Credit Suisse Group Spons AD  COM               225401108       784    17150 SH       DEFINED  1            17150        0      0
 CRH plc ADR                   COM               12626K203       443    19225 SH       DEFINED  1            19225        0      0
 Celgene Corp                  COM               151020104      5769   120590 SH       DEFINED  1           120590        0      0
 J.P. Morgan Chase and Co.     COM               46625H100      6633   194445 SH       DEFINED  1           194445        0      0
 Coca-Cola Femsa ADR           COM               191241108       746    18585 SH       OTHER    1, 2         14355     4230      0
 Cisco Systems Inc.            COM               17275R102      2273   121860 SH       DEFINED  1           121860        0      0
 Xto Energy Inc                COM               98385X106      5411   141875 SH       DEFINED  1           141875        0      0
 ASML Holding Reg Shares ADR   COM               N07059186       806    37240 SH       DEFINED  1            37240        0      0
 Target Corporation            COM               87612E106      1887    47815 SH       DEFINED  1            47815        0      0
 Dell Computer                 COM               24702R101      7081   515705 SH       DEFINED  1           515705        0      0
 Morgan Stanley                COM               617446448      6644   233050 SH       DEFINED  1           233050        0      0
 Bank of America Corp          COM               060505104      4686   355020 SH       DEFINED  1           355020        0      0
 Fmc Corp                      COM               302491303      1886    39865 SH       DEFINED  1            39865        0      0
 Gilead Sciences Inc           COM               375558103      5642   120450 SH       DEFINED  1           120450        0      0
 General Electric              COM               369604103      8054   687215 SH       DEFINED  1           687215        0      0
 HSBC ADR                      COM               404280406       749    17925 SH       DEFINED  1            17925        0      0
 Goldman Sachs Group           COM               38141G104      7561    51285 SH       DEFINED  1            51285        0      0
 Hewlett-Packard               COM               428236103      8174   211485 SH       DEFINED  1           211485        0      0
 Juniper Networks              COM               48203R104      1937    82085 SH       DEFINED  1            82085        0      0
 Home Depot                    COM               437076102      6279   265705 SH       DEFINED  1           265705        0      0
 National Bank of Greece ADR   COM               633643408       276    50185 SH       DEFINED  1            50185        0      0
 Mcafee Inc.                   COM               579064106      4129    97870 SH       DEFINED  1            97870        0      0
 ICICI Bank Ltd- Spon ADR      COM               45104G104      1670    56600 SH       DEFINED  1            56600        0      0
 Siliconware Precision-sp Adr  COM               827084864       595    96205 SH       OTHER    1, 2         50005    46200      0
 Microsoft                     COM               594918104      3249   136680 SH       DEFINED  1           136680        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408      8211   200360 SH       OTHER    1, 2        186230    14130      0
 Nokia ADR                     COM               654902204       712    48855 SH       DEFINED  1            48855        0      0
 Nissan Motor ADR              COM               654744408       561    46420 SH       DEFINED  1            46420        0      0
 Monsanto Co                   COM               61166W101      2531    34050 SH       DEFINED  1            34050        0      0
 Oracle Systems                COM               68389X105      5282   246615 SH       DEFINED  1           246615        0      0
 Syngenta Ag-ADR               COM               87160A100       648    13935 SH       DEFINED  1            13935        0      0
 Allianz AG ADR                COM               018805101       242    26265 SH       DEFINED  1            26265        0      0
 Philippine Long Distance ADR  COM               718252604      1407    28300 SH       DEFINED  1            28300        0      0
 Potash Corp of Saskatchewan   COM               73755L107      7215    78360 SH       DEFINED  1            78360        0      0
 Prudential Plc-ADR            COM               74435K204       562    41060 SH       DEFINED  1            41060        0      0
 Qualcomm                      COM               747525103      2418    53505 SH       DEFINED  1            53505        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104       534    87015 SH       DEFINED  1            87015        0      0
 ABB ADR                       COM               000375204       648    41085 SH       DEFINED  1            41085        0      0
 Spx Corp                      COM               784635104       776    15850 SH       DEFINED  1            15850        0      0
 Encana Corp                   COM               292505104     12647   255650 SH       DEFINED  1           255650        0      0
 Staples Inc                   COM               855030102      1695    84010 SH       DEFINED  1            84010        0      0
 Vale ADR                      COM               91912E105       651    36950 SH       OTHER    1, 2          2250    34700      0
 Suncor Energy Inc.            COM               867229106      3410   112400 SH       DEFINED  1           112400        0      0
 Teva Pharmaceutical ADR       COM               881624209     16268   329720 SH       OTHER    1, 2        325960     3760      0
 Total SA ADR                  COM               89151E109       657    12120 SH       DEFINED  1            12120        0      0
 Urban Outfitters Inc          COM               917047102      1096    52450 SH       DEFINED  1            52450        0      0
 Wal-Mart Stores Inc.          COM               931142103      5073   104735 SH       DEFINED  1           104735        0      0
 MetroPCS Communications Inc   COM               591708102      4206   315975 SH       DEFINED  1           315975        0      0
 Lazard Ltd-cl A               COM               G54050102      5767   214220 SH       DEFINED  1           214220        0      0
 Viacom Inc-class B            COM               92553P201      4591   202255 SH       DEFINED  1           202255        0      0
 Cbs Corp-class B              COM               124857202      2439   352450 SH       DEFINED  1           352450        0      0
 Vodafone Group Plc ADR        COM               92857W209       302    15520 SH       DEFINED  1            15520        0      0
 Net Servicos ADR              COM               64109T201       331    33775 SH       DEFINED  1            33775        0      0
 Visa Inc - Class A Shares     COM               92826C839      1786    28690 SH       DEFINED  1            28690        0      0